Document and Entity Information In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Document And Entity Information [Abstract]
Document type	8-K
Document period end date	Sep. 30, 2012
Amendment flag	false
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
Current fiscal year end date	--12-31
Entity central index key	0001112412
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	Endeavour International Corporation
Entity voluntary filers	No
Entity well known seasoned issuer	Yes
Entity Common Stock, Shares Outstanding	46.6